Shareholders' Deficit - Common Stock Shares (Details) - $ / shares		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Temporary equity, shares outstanding			6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Class A Common Stock | SPRING VALLEY ACQUISITION CORP
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one	one
Common shares, shares issued (in shares)	0	0	0	0	0
Common shares, shares outstanding	0	0	0	0	0
Temporary equity, shares outstanding			23,000,000		23,000,000
Class A Ordinary Shares Subject to Possible Redemption. | SPRING VALLEY ACQUISITION CORP
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	23,000,000	23,000,000		23,000,000	23,000,000
Temporary equity, shares outstanding	23,000,000	23,000,000		23,000,000	23,000,000
Class B ordinary share | SPRING VALLEY ACQUISITION CORP
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one	one
Common shares, shares issued (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%	20.00%	20.00%	20.00%